Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross	$ 916,850	$ 832,241
Accumulated Amortization	(735,623)	(678,215)
Total	181,227	154,026
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	434,669	408,256
Accumulated Amortization	(367,609)	(344,251)
Total	67,060	64,005
Core Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years	4 years
Core Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	8 years	8 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	398,519	346,707
Accumulated Amortization	(297,791)	(267,252)
Total	100,728	79,455
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	4 years	4 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	15 years	15 years
Intellectual Property Rights and Purchased Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	31,666	25,282
Accumulated Amortization	(18,227)	(14,716)
Total	$ 13,439	$ 10,566
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	1 year	5 years
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years	10 years